Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL

NOTE 5: INTANGIBLE ASSETS OTHER THAN GOODWILL

Intangible assets	June 30, 2020	December 31, 2019
Acquisition cost	$178,642	$178,642
Accumulated amortization	(77,275)	(74,488)
Total Intangible assets net book value	$101,367	$104,154

Amortization expense, net for the three month periods ended June 30, 2020 and 2019 amounted to $1,394 and $1,395, respectively, and for the six month periods ended June 30, 2020 and 2019 amounted to $2,787 and $2,780, respectively.

The remaining aggregate amortization of acquired intangibles as of June 30, 2020 will be as follows:

Period
Year One	$5,581
Year Two	5,581
Year Three	5,581
Year Four	5,588
Year Five	5,581
Thereafter	73,455
Total	$101,367